Condensed Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash
Receivables - net
Prepaid expenses	13,734	734
Due from related party	51,179
Other current assets
Total Current Assets	64,913	734
Long Term Assets
Property, equipment and software, net
Other long term assets
Total Long Term Assets
TOTAL ASSETS	64,913	734
Current Liabilities
Accounts payable		10,729
Accrued liabilities	11,925
Current portion of notes payable
Related party - VitaNova Partners LLC		6,514
Other current liabilities
Total Current Liabilities	11,925	17,243
Notes Payable, net of current portion
TOTAL LIABILITIES	11,925	17,243
Commitments & Contingencies (Notes 5, 6)
Stockholders' Equity
Common stock, $0.0001 par value, 500,000,000 shares authorized, 194,971,866 and 626,989 shares issued and outstanding on December 31, 2020 and December 31, 2019, respectfully	68,694	49,260
Additional paid-in capital	298,322	(49,260)
Accumulated (deficit)	(314,028)	(16,509)
TOTAL STOCKHOLDERS' EQUITY	52,988	(16,509)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 64,913	$ 734